TRADE AND OTHER NON TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables explanatory
Thousands

of U.S. dollars
2020 2021
Other payables* 2,734 17,929
Suppliers 1,562 725
Total

non-current

non-trade

payables
4,296 18,654
Suppliers 59,415 85,274
Total

current trade

payables
59,415 85,274
Suppliers

of fixed assets

12,668 17,244
Personnel 57,010 58,821
Other payables* 5,761 11,425
Advances

from customers
927 1,187
Total

current other

non-trade payables
76,366 88,677
Total

current
135,781 173,951
Total 140,077 192,605
(*) Other payables increase

for 2021 main

refers to acquisition

of Microsoft

Licenses related

too Office
Resources and

Server and Cloud

Enrollment maturity in three years